Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 109,218	€ 74,466	€ 49,231
Proceeds	0	47,444	58,119
Repayments	(59,532)	(13,167)	(38,993)
Interest paid	(6,491)	(7,696)	(5,278)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)	(1,046)
Non-cash changes: (gain)/loss on recognition or derecognition	2,281	(590)	3,027
Non-cash changes: interest expense and other	17,200	15,834	7,459
Non-cash changes: recognition of earn-out liability			(1,005)
Non-cash changes: amortized cost remeasurement	11,278	(3,404)	5,878
Non-cash changes: other fair value remeasurement	36,002	1,367	(3,198)
Non-cash changes : subsidies		(4,070)
Non-cash changes: conversion into shares	(78,275)
Non cash changes: additional leases	444	2,221	272
Non cash changes : Effect of the change in foreign currency exchange rates	(33)	17
Liabilities arising from financing activities at end of period	32,093	109,218	74,466
Kreos 1 & 2 bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	12,982
Proceeds	0	0	0
Repayments	0	0	(11,635)
Interest paid	0	0	(2,278)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	170
Non-cash changes: interest expense and other	0	0	760
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	0	0
OCEANE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	0	19,957
Proceeds	0	0	0
Repayments	0	0	(23,238)
Interest paid	0	0	(1,602)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	3,069
Non-cash changes: interest expense and other	0	0	1,814
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	0	0
Kreos & Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,370	21,643	0
Proceeds	0	0	23,119
Repayments	0	0	0
Interest paid	(1,875)	(2,250)	(818)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	(1,046)
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	0
Non-cash changes: interest expense and other	2,860	3,977	1,393
Non-cash changes: recognition of earn-out liability			(1,005)
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	(24,354)
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	23,370	21,643
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	46,401	0	0
Proceeds	0	47,444	0
Repayments	(53,920)	0	0
Interest paid	(3,791)	(3,639)	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)	0
Non-cash changes: (gain)/loss on recognition or derecognition	3,838	0	0
Non-cash changes: interest expense and other	7,472	5,800	0
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	46,401	0
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,574	29,605	0
Proceeds	0	0	35,000
Repayments	(2,188)	(8,750)	(2,188)
Interest paid	(689)	(1,772)	(525)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	(1,557)	(590)	(212)
Non-cash changes: interest expense and other	778	1,714	727
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	36,002	1,367	(3,198)
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	(53,921)
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	21,574	29,605
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,488	3,678	4,838
Proceeds	0	0	0
Repayments	(2,514)	(1,250)	(1,250)
Interest paid	(72)	(18)	(43)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	0
Non-cash changes: interest expense and other	99	77	133
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	2,488	3,678
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	6,771	6,783
Proceeds	0	0	0
Repayments	0	(2,708)	(110)
Interest paid	0	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	0
Non-cash changes: interest expense and other	0	7	98
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	0	0	0
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		(4,070)
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	0	0	6,771
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,363	540	1,384
Proceeds	0	0	0
Repayments	(910)	(459)	(573)
Interest paid	(64)	(17)	(12)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	0
Non-cash changes: interest expense and other	64	61	12
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	(7)	0	(543)
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	444	2,221	272
Non cash changes : Effect of the change in foreign currency exchange rates	(33)	17
Liabilities arising from financing activities at end of period	1,856	2,363	540
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	13,023	12,229	3,287
Proceeds	0	0	0
Repayments	0	0	0
Interest paid	0	0	0
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		0	0
Non-cash changes: (gain)/loss on recognition or derecognition	0	0	0
Non-cash changes: interest expense and other	5,927	4,198	2,521
Non-cash changes: recognition of earn-out liability			0
Non-cash changes: amortized cost remeasurement	11,286	(3,404)	6,421
Non-cash changes: other fair value remeasurement	0	0	0
Non-cash changes : subsidies		0
Non-cash changes: conversion into shares	0
Non cash changes: additional leases	0	0	0
Non cash changes : Effect of the change in foreign currency exchange rates	0	0
Liabilities arising from financing activities at end of period	€ 30,237	€ 13,023	€ 12,229